Litigation, regulatory and similar matters (Detail 1) $ in Millions	3 Months Ended
	Jun. 30, 2021 USD ($)
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	$ 2,448
Increase in provisions recognized in the income statement	233
Release of provisions recognized in the income statement	(33)
Provisions used in conformity with designated purpose	(78)
Foreign currency translation / unwind of discount	13
Balance at the end of period	2,583
Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	861	[1]
Balance at the end of period	800	[1]
Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	115	[1]
Balance at the end of period	100	[1]
Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	0	[1]
Balance at the end of period	1	[1]
Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	227	[1]
Balance at the end of period	282	[1]
Group Functions
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	932	[1]
Balance at the end of period	936	[1]
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	2,072	[1],[2]
Increase in provisions recognized in the income statement	87	[1],[2]
Release of provisions recognized in the income statement	(24)	[1],[2]
Provisions used in conformity with designated purpose	(27)	[1],[2]
Foreign currency translation / unwind of discount	11	[1],[2]
Balance at the end of period	2,119	[1],[2]
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	810	[1]
Increase in provisions recognized in the income statement	20	[1]
Release of provisions recognized in the income statement	(11)	[1]
Provisions used in conformity with designated purpose	(27)	[1]
Foreign currency translation / unwind of discount	8	[1]
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	109	[1]
Increase in provisions recognized in the income statement	0	[1]
Release of provisions recognized in the income statement	(11)	[1]
Provisions used in conformity with designated purpose	0	[1]
Foreign currency translation / unwind of discount	2	[1]
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	1	[1]
Increase in provisions recognized in the income statement	0	[1]
Release of provisions recognized in the income statement	0	[1]
Provisions used in conformity with designated purpose	0	[1]
Foreign currency translation / unwind of discount	0	[1]
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	217	[1]
Increase in provisions recognized in the income statement	66	[1]
Release of provisions recognized in the income statement	(2)	[1]
Provisions used in conformity with designated purpose	0	[1]
Foreign currency translation / unwind of discount	1	[1]
Litigation, regulatory and similar matters | Group Functions
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	935	[1]
Increase in provisions recognized in the income statement	1	[1]
Release of provisions recognized in the income statement	0	[1]
Provisions used in conformity with designated purpose	0	[1]
Foreign currency translation / unwind of discount	$ 0	[1]

[1]	Provisions, if any, for matters described in this Note are recorded in Global Wealth Management (item 3 and item 4) and Group Functions (item 2). Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this Note in item 5 are allocated between the Investment Bank and Group Functions.
[2]	Comprises provisions for losses resulting from legal, liability and compliance risks